Leases - Schedule of Future Minimum Rental Payments under Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 771
2023	248
2024	183
2025	110
2026	98
2027 and thereafter	33
Total payments	1,443
Less current portion	(771)	$ (792)
Noncurrent portion	$ 672	$ 661